Employee Benefit Plans	12 Months Ended
Sep. 30, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
9.	EMPLOYEE BENEFIT PLANS

The Company has a profit sharing plan ("PIT") and an ESOP.  The plans cover all employees with a minimum of one year of service, at least age 21, and at least 1,000 hours of employment in each plan year.

Profit Sharing Plan – The PIT provides for two types of discretionary contributions. The first type is an optional Bank contribution and may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee's eligible compensation during the fiscal year.  The second contribution may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee's eligible compensation during the fiscal year if the employee matches 50.0% (on an after-tax basis) of the Bank's second contribution.  The PIT qualifies as a thrift and profit sharing plan for purposes of Internal Revenue Codes 401(a), 402, 412, and 417.  Total Bank contributions to the PIT amounted to $105 thousand, $101 thousand, and $102 thousand for the years ended September 30, 2011, 2010, and 2009, respectively.

ESOP – The ESOP Trust acquired 3,024,574 shares (6,846,728 shares post corporate reorganization) of common stock in the Company's initial public offering and 4,726,000 shares of common stock in the Company's corporate reorganization in December of 2010.  Both acquisitions of common stock were made with proceeds from loans from the Company.  The loans are secured by shares of the Company stock purchased in each offering.  The Bank has agreed to make cash contributions to the ESOP on an annual basis sufficient to enable the ESOP to make the required annual loan payments to the Company on September 30 of each year. Share information presented below relating to the shares in the ESOP trust acquired prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio.

The loan for the shares acquired in the initial public offering bears interest at a fixed-rate of 5.80%, with future principal and interest payable annually in two remaining fixed installments of $3.0 million, as of September 30, 2011. Payments of $3.0 million consisting of principal of $2.5 million, $2.4 million, and $2.3 million and interest of $465 thousand, $604 thousand, and $735 thousand were made on September 30, 2011, 2010, and 2009, respectively. The loan matures on September 30, 2013.

The loan for the shares acquired in the corporate reorganization bears interest at a fixed-rate of 3.25% and has a 30 year term.  The loan requires interest-only payments the first three years.  The first interest payment of $1.2 million was paid on September 30, 2011 and the next two interest payments of $1.5 million each are payable on September 30, 2012 and 2013.  Beginning in fiscal year 2014, principal and interest payments of $2.7 million will be payable annually.  The loan matures on September 30, 2040.

As the annual loan payments are made, shares will be released from collateral at September 30 and allocated to qualified employees based on the proportion of their qualifying compensation to total qualifying compensation.  On September 30, 2011, 531,025 shares were released from collateral, and on September 30, 2012 and September 30, 2013, 551,988 shares will be released from collateral.  As ESOP shares are committed to be released from collateral, the Company records compensation expense.  Dividends on unallocated ESOP shares are only applied to the debt service payments of the loan secured by the unallocated shares.  Dividends on unallocated ESOP shares in excess of the debt service payment are recorded as compensation expense and distributed to participants or participants' ESOP accounts.  During the years ended September 30, 2011, 2010, and 2009, the Bank paid $1.4 million, $1.1 million, and $863 thousand, respectively, of the ESOP debt payment because dividends on unallocated shares were insufficient to pay the scheduled debt payment, specifically on the loan for the shares acquired in the initial public offering.  Compensation expense related to the ESOP was $8.7 million for the year ended September 30, 2011, $6.5 million for the year ended September 30, 2010, and $7.9 million for the year ended September 30, 2009.  The amount included in compensation expense for dividends on unallocated ESOP shares in excess of the debt service payments was $2.7 million for the year ended September 30, 2011, which was related to the loan for the shares acquired in the corporate reorganization.  There were no such amounts for the years ended September 30, 2010 and 2009.

Participants have the option to receive the dividends on allocated shares and unallocated shares in excess of debt service payments, in cash or leave the dividend in the ESOP.  Dividends are reinvested in Company stock for those participants who choose to leave their dividends in the ESOP or who do not make an election.  The purchase of Company stock for reinvestment of dividends is made in the open market on or about the date of the cash disbursement to the participants who opt to take dividends in cash.

Shares may be withdrawn from the ESOP Trust due to retirement, termination or death of the participant.  Additionally, a participant may begin to diversify at least 25% of their ESOP shares at age 50.  Following is a summary of shares held in the ESOP Trust as of September 30, 2011 and 2010:

	2011	2010
	(Dollars in thousands)
Allocated ESOP shares	4,393,908	4,028,784
Unreleased ESOP shares	5,564,328	1,369,353
Total ESOP shares	9,958,236	5,398,137

Fair value of unreleased ESOP shares	$58,759	$14,941